Pay vs Performance Disclosure	3 Months Ended	4 Months Ended	8 Months Ended		12 Months Ended
	Jul. 16, 2023	Apr. 01, 2023	Mar. 30, 2024	Dec. 01, 2022	Mar. 30, 2024 USD ($) Percentile	Apr. 01, 2023 USD ($) Percentile	Apr. 02, 2022 USD ($) Percentile	Apr. 03, 2021 USD ($) Percentile
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information
about
the relationship between “compensation actually paid” to our named executive officers and certain financial performance of VF. Compensation actually paid, as
determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our named executive officers. The Committee evaluates compensation decisions in light of VF or individual performance and does not use “compensation actually paid” as a basis for making compensation decisions. For information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion and Analysis above.

									VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR MR. DARRELL ($) (1)	COMPENSATION ACTUALLY PAID (CAP) TO MR. DARRELL ($) (2)	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR MR. DORER ($) (1)	COMPENSATION ACTUALLY PAID (CAP) TO MR. DORER ($) (2)	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR MR. RENDLE ($) (1)	COMPENSATION ACTUALLY PAID (CAP) TO MR. RENDLE ($) (2)	AVERAGE SCT TOTAL FOR NON-PEO NEOS ($) (3)	AVERAGE CAP TO NON-PEO NEOS ($) (4)	TSR ($) (5)	S&P 1500 APPAREL, ACCESSORIES & LUXURY GOODS SUBINDUSTRY INDEX TSR ($) (6)	NET INCOME (IN MILLIONS) ($) (7)	1-YEAR RTSR PERCENTILE RANK (8)

2024	$13,535,399	$9,552,700	$1,971,941	$1,155,850	N/A	N/A	$4,630,927	$3,345,820	$30.81	$128.20	$(968.88)	2nd percentile

2023	N/A	N/A	3,037,566	2,725,023	$11,485,534	$(9,632,882)	4,588,662	428,117	44.13	131.21	118.59	0th percentile

2022	N/A	N//A	N/A	N/A	15,423,153	3,060,425	5,284,304	988,855	103.36	166.43	1,386.94	12th percentile

2021	N/A	N//A	N/A	N/A	15,782,405	24,664,101	4,244,022	6,511,273	141.12	197.11	407.9	5th percentile

(1)
The dollar amounts in these columns show the amount of total compensation reported for Messrs. Darrell, Dorer and Rendle in the “Total” column of the Summary Compensation Table in each applicable year. Mr. Darrell was appointed our President and Chief Executive Officer effective July 17, 2023. Mr. Dorer served as our Interim President and Chief Executive Officer from December 2, 2022 to July 16, 2023. Mr. Rendle retired as our Chair, President and Chief Executive Officer effective December 2, 2022.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Messrs. Darrell, Dorer and Rendle, as computed in accordance with Item 402(v) of Regulation
S-K
(“CAP”) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Darrell, Dorer and Rendle’s total compensation for each applicable year to determine their respective CAP:

YEAR	2024

PEO	Mr. Darrell

SCT Total compensation ($)	13,535,399

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(12,476,564)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	8,493,865

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	0

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	0

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0

Compensation Actually Paid ($)	9,552,700

YEAR	2023	2024

Interim PEO	Mr. Dorer	Mr. Dorer

SCT Total compensation ($)	3,037,566	1,971,941

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,000,001)	(660,766)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,614,491	59,068

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	0	0

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	72,966	(214,393)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0

Compensation Actually Paid ($)	2,725,023	1,155,850

YEAR	2021	2022	2023

Former PEO	Mr. Rendle	Mr. Rendle	Mr. Rendle

SCT Total compensation ($)	15,782,405	15,423,153	11,485,534

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,557,728)	(10,289,370)	(9,917,497)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	16,607,593	6,068,752	0

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,931,978	(7,137,206)	(5,793,073)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	1,799,652	(1,004,903)	(5,407,846)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(899,800)	0	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0

Compensation Actually Paid ($)	24,664,101	3,060,425	(9,632,882)

(3)
The dollar amounts in this column represent the average of the amounts of total compensation reported for our named executive officers (“NEOs”) as a group (excluding, as applicable, Mr. Darrell, who was appointed our PEO effective July 2023, Mr. Dorer, who served as our Interim PEO from December 2022 to July 2023, and Mr. Rendle, who had served as our PEO from January 2017 to December 2022) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Puckett, Bailey, Scabbia Guerrini, and Hyder and Ms. Otto; (ii) for 2023, Messrs. Puckett, Bailey and Scabbia Guerrini and Ms. Otto; (iii) for 2022, Messrs. Puckett, Bailey, Scabbia Guerrini, Murray who served as our Global Brand President, The North Face until May 2022 and Roe who served as our Executive Vice President and Chief Financial Officer until May 2021; and (iv) for 2021, Messrs. Roe, Bailey, Scabbia Guerrini and Murray.

(4)
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments were made to the average total compensation of the NEOs as a group (other than the PEO) for each year to determine the average amount of CAP to the NEOs (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in each
applicable year:

YEAR	2021	2022	2023	2024

Non-PEO NEOs	See Note 3	See Note 3	See Note 3	See Note 3

SCT Total compensation ($)	4,244,022	5,284,304	4,588,662	4,630,927

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,497,550)	(2,392,914)	(3,685,245)	(3,844,006)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,928,710	1,472,971	1,604,972	3,275,505

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	470,980	(1,518,935)	(1,401,368)	(637,645)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	505,663	(306,952)	(678,904)	(78,721)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(171,446)	(1,575,183)	(33,116)	(31,426)

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	30,895	25,564	33,116	31,186

Compensation Actually Paid ($)	6,511,273	988,855	428,117	3,345,820

(5)
For the relevant year, represents the cumulative total shareholder return (“TSR”) of VF for the
52-week
measurement periods ended on March 30, 2024, April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

(6)
For the relevant year, represents the cumulative TSR of the S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index companies (“Peer Group TSR”) for the
52-week
measurement periods ended on March 30, 2024, April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

(7)	Reflects “Net Income” in our Consolidated Income Statements included in VF’s Annual Reports on Form 10-K for each of the years ended March 30, 2024, April 1, 2023, April 2, 2022 and April 3, 2021.

(8)
Company-selected Measure is our
one-year
relative total shareholder return relative to the total shareholder return of the S&P 500 Consumer Discretionary Index companies over the same period, as described below (“rTSR”). rTSR represents the most important financial measure (as determined by the Company) used to link CAP to our named executive officers to Company performance for the most recently completed fiscal year.

Company Selected Measure Name					one-year relative total shareholder return
Named Executive Officers, Footnote
(3)
The dollar amounts in this column represent the average of the amounts of total compensation reported for our named executive officers (“NEOs”) as a group (excluding, as applicable, Mr. Darrell, who was appointed our PEO effective July 2023, Mr. Dorer, who served as our Interim PEO from December 2022 to July 2023, and Mr. Rendle, who had served as our PEO from January 2017 to December 2022) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Puckett, Bailey, Scabbia Guerrini, and Hyder and Ms. Otto; (ii) for 2023, Messrs. Puckett, Bailey and Scabbia Guerrini and Ms. Otto; (iii) for 2022, Messrs. Puckett, Bailey, Scabbia Guerrini, Murray who served as our Global Brand President, The North Face until May 2022 and Roe who served as our Executive Vice President and Chief Financial Officer until May 2021; and (iv) for 2021, Messrs. Roe, Bailey, Scabbia Guerrini and Murray.

Peer Group Issuers, Footnote
(6)
For the relevant year, represents the cumulative TSR of the S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index companies (“Peer Group TSR”) for the
52-week
measurement periods ended on March 30, 2024, April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Messrs. Darrell, Dorer and Rendle, as computed in accordance with Item 402(v) of Regulation
S-K
(“CAP”) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Darrell, Dorer and Rendle’s total compensation for each applicable year to determine their respective CAP:

YEAR	2024

PEO	Mr. Darrell

SCT Total compensation ($)	13,535,399

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(12,476,564)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	8,493,865

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	0

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	0

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0

Compensation Actually Paid ($)	9,552,700

YEAR	2023	2024

Interim PEO	Mr. Dorer	Mr. Dorer

SCT Total compensation ($)	3,037,566	1,971,941

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,000,001)	(660,766)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,614,491	59,068

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	0	0

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	72,966	(214,393)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0

Compensation Actually Paid ($)	2,725,023	1,155,850

YEAR	2021	2022	2023

Former PEO	Mr. Rendle	Mr. Rendle	Mr. Rendle

SCT Total compensation ($)	15,782,405	15,423,153	11,485,534

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,557,728)	(10,289,370)	(9,917,497)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	16,607,593	6,068,752	0

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,931,978	(7,137,206)	(5,793,073)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	1,799,652	(1,004,903)	(5,407,846)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(899,800)	0	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0

Compensation Actually Paid ($)	24,664,101	3,060,425	(9,632,882)

Non-PEO NEO Average Total Compensation Amount					$ 4,630,927	$ 4,588,662	$ 5,284,304	$ 4,244,022
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,345,820	428,117	988,855	6,511,273
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments were made to the average total compensation of the NEOs as a group (other than the PEO) for each year to determine the average amount of CAP to the NEOs (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in each
applicable year:

YEAR	2021	2022	2023	2024

Non-PEO NEOs	See Note 3	See Note 3	See Note 3	See Note 3

SCT Total compensation ($)	4,244,022	5,284,304	4,588,662	4,630,927

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,497,550)	(2,392,914)	(3,685,245)	(3,844,006)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,928,710	1,472,971	1,604,972	3,275,505

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	470,980	(1,518,935)	(1,401,368)	(637,645)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	505,663	(306,952)	(678,904)	(78,721)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0	0	0	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(171,446)	(1,575,183)	(33,116)	(31,426)

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	30,895	25,564	33,116	31,186

Compensation Actually Paid ($)	6,511,273	988,855	428,117	3,345,820

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
LIST OF FINANCIAL PERFORMANCE MEASURES USED TO LINK CAP FOR THE MOST RECENTLY COMPLETED FISCAL YEAR TO COMPANY PERFORMANCE
The financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP to our named executive officers for fiscal 2024 to VF’s performance are as follows:

•	One-year relative total shareholder return (compared to the total shareholder return generated by the S&P 500 Consumer Discretionary Index companies over the same period);

•	Revenue; and

•	Operating Income.

Total Shareholder Return Amount					$ 30.81	44.13	103.36	141.12
Peer Group Total Shareholder Return Amount					128.2	131.21	166.43	197.11
Net Income (Loss)					$ (968,880,000)	$ 118,590,000	$ 1,386,940,000	$ 407,900,000
Company Selected Measure Amount | Percentile					2	0	12	5
Measure:: 1
Pay vs Performance Disclosure
Name					One-year relative total shareholder return
Measure:: 2
Pay vs Performance Disclosure
Name					Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Operating Income
Mr. Darrell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 13,535,399
PEO Actually Paid Compensation Amount					9,552,700
PEO Name			Mr. Darrell
Mr. Dorer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,971,941	$ 3,037,566
PEO Actually Paid Compensation Amount					1,155,850	2,725,023
PEO Name	Mr. Dorer	Mr. Dorer
Mr. Rendle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						11,485,534	$ 15,423,153	$ 15,782,405
PEO Actually Paid Compensation Amount						(9,632,882)	$ 3,060,425	$ 24,664,101
PEO Name				Mr. Rendle			Mr. Rendle	Mr. Rendle
PEO | Mr. Darrell [Member] | Stock and Option Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,476,564)
PEO | Mr. Darrell [Member] | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,493,865
PEO | Mr. Darrell [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Darrell [Member] | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Darrell [Member] | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Darrell [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Darrell [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Dorer [Member] | Stock and Option Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(660,766)	(2,000,001)
PEO | Mr. Dorer [Member] | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					59,068	1,614,491
PEO | Mr. Dorer [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Dorer [Member] | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(214,393)	72,966
PEO | Mr. Dorer [Member] | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Dorer [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Dorer [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Rendle [Member] | Stock and Option Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,917,497)	$ (10,289,370)	$ (10,557,728)
PEO | Mr. Rendle [Member] | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	6,068,752	16,607,593
PEO | Mr. Rendle [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,793,073)	(7,137,206)	1,931,978
PEO | Mr. Rendle [Member] | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,407,846)	(1,004,903)	1,799,652
PEO | Mr. Rendle [Member] | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | Mr. Rendle [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	(899,800)
PEO | Mr. Rendle [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
Non-PEO NEO | Stock and Option Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,844,006)	(3,685,245)	(2,392,914)	(2,497,550)
Non-PEO NEO | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,275,505	1,604,972	1,472,971	3,928,710
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(637,645)	(1,401,368)	(1,518,935)	470,980
Non-PEO NEO | Change in Fair Value of Stock and Option Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(78,721)	(678,904)	(306,952)	505,663
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(31,426)	(33,116)	(1,575,183)	(171,446)
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 31,186	$ 33,116	$ 25,564	$ 30,895